Shareholder Report, Holdings (Details)	Jul. 31, 2026
PGIM Core Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Core Government Money Market Fund | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
PGIM Core Government Money Market Fund | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
PGIM Core Government Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
PGIM Core Government Money Market Fund | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Core Government Money Market Fund | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Total before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%